Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
Schedule of Other Income	Other income consists of the followings:
	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Government subsidies	2,313,438	—	—	—
Agency income	2,904,339	2,586,019	2,662,034	340,810
Others	—	—	326	42
Total	5,217,777	2,586,019	2,662,360	340,852